Net interest income (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income were related to:
Interest income		kr 6,083	kr 5,153	kr 3,896
Interest expenses
Interest expenses excl. resolution fee		(4,197)	(3,445)	(2,020)
Resolution fee		(169)	(266)	(193)
Total interest expenses		(4,366)	(3,711)	(2,213)
Net interest income		1,717	1,442	1,683
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses		1,183	704	278
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses		(286)	106	1,479
Financial liabilities at amortized cost
Interest expenses
Total interest expenses		(5,182)	(4,390)	(3,840)
Available-for-sale financial assets
Interest income were related to:
Interest income				426
Interest expenses
Total interest expenses				(93)
Financial assets at fair value through profit or loss.
Interest income were related to:
Interest income		700	574	253
Interest expenses
Total interest expenses		(72)	(104)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income		(303)	(261)	(253)
Financial assets at amortized cost
Interest income were related to:
Interest income		5,686	4,840	3,470
Interest expenses
Total interest expenses		(9)	(27)	(37)
Loans to credit institutions
Interest income were related to:
Interest income		2,005	1,475	789
Loans to the public
Interest income were related to:
Interest income		2,656	2,534	2,265
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income		829	672	629
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income		686	523	458
Derivatives
Interest income were related to:
Interest income		(291)	(210)	(372)
Administrative remuneration CIRR-system
Interest income were related to:
Interest income	[1]	194	157	125
Administrative remuneration for concessionary loans		2	2
Other assets
Interest income were related to:
Interest income		kr 4	kr 2	kr 2

[1]	Including administrative remuneration for concessionary loans by Skr 2 million (2018: Skr 2 million).